UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL            January 6, 2009
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:      $158,860
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                        C     260543103          1          28 SH          SOLE                                 28
DWS MON MKT PRIME SERIES- DWS MON MKT
   FUND Total                             MM    23339A101        301     300,681 SH          SOLE                            300,681
FEDERATED PRIME CASH SERIES FUND Total    MM    147551105      3,276   3,275,524 SH          SOLE                          3,275,524
FEDERATED US TREASURY CASH RESERVES
   FUND INSTITUTIONAL CLASS Total         MM    60934N682        300     300,073 SH          SOLE                            300,073
FIDELITY CASH RESERVE FUND RETAIL
   CLASS Total                            MM    316067107        306     306,029 SH          SOLE                            306,029
GLOBAL INDUSTRIES LTD Total               C     379336100          0          44 SH          SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total       ETF   464285105        339       3,155 SH          SOLE                              3,155
ISHARES IBOXX INVESTOP INVESTMENT
   GRADE CORP BD FD Total                 ETF   464287242      6,424      61,684 SH          SOLE                             61,684
ISHARES MSCI PACIFIC EX-JAPAN INDEX
   FUND Total                             ETF   464286665        182       4,401 SH          SOLE                              4,401
ISHARES RUSSELL 1000 INDEX FUND Total     ETF   464287622         26         427 SH          SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total     ETF   464287655      5,215      83,516 SH          SOLE                             83,516
ISHARES RUSSELL 2000 VALUE INDEX FUND
   Total                                  ETF   464287630     10,344     178,215 SH          SOLE                            178,215
ISHARES RUSSELL MIDCAP VALUE INDEX
   Total                                  ETF   464287473         18         478 SH          SOLE                                478
ISHARES S&P 500 INDEX FD Total            ETF   464287200     29,568     264,453 SH          SOLE                            264,453
ISHARES S&P GLOBAL ENERGY SECTOR INDEX
   FUND Total                             ETF   464287341        983      27,552 SH          SOLE                             27,552
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
   INDEX FUND Total                       ETF   464287291         10         176 SH          SOLE                                176
ISHARES S&P GROWTH INDEX FD Total         ETF   464287309        452       7,790 SH          SOLE                              7,790
ISHARES S&P MIDCAP 400 GROWTH INDEX FD
   Total                                  ETF   464287606          9         118 SH          SOLE                                118
ISHARES S&P NATIONAL Total                ETF   464288414         38         368 SH          SOLE                                368
ISHARES S&P SMALLCAP 600 GROWTH INDEX
   FD Total                               ETF   464287887          9         160 SH          SOLE                                160
ISHARES S&P VALUE INDEX FD Total          ETF   464287408      5,276      99,525 SH          SOLE                             99,525
ISHARES SILVER TRUST Total                ETF   46428Q109         38       2,307 SH          SOLE                              2,307
ISHARES TR BARCLAYS 1-3 YR TREAS INDEX
   FD Total                               ETF   464287457      3,677      44,328 SH          SOLE                             44,328
ISHARES TR BARCLAYS 20+ TREAS BD FD
   Total                                  ETF   464287432      1,205      13,408 SH          SOLE                             13,408
ISHARES TR BARCLAYS 7-10 YR TRES INDEX
   FD Total                               ETF   464287440      1,204      13,593 SH          SOLE                             13,593
ISHARES TR BARCLAYS INTERMED CR BD FD
   Total                                  ETF   464288638      8,975      87,378 SH          SOLE                             87,378
ISHARES TR BARCLAYS TIPS BD FD
   PROTECTED SECS FD Total                ETF   464287176     10,613     102,143 SH          SOLE                            102,143
ISHARES TR BARCLAYS US AGGREGATE BD FD
   Total                                  ETF   464287226     27,083     262,457 SH          SOLE                            262,457
ISHARES TR COHEN & STEERS REALTY
   MAJORS INDEX FD Total                  ETF   464287564        856      16,306 SH          SOLE                             16,306
ISHARES TR DOW JONES SELECT DIV INDEX
   FD Total                               ETF   464287168        161       3,662 SH          SOLE                              3,662
ISHARES TR FTSE XNHUA IDX Total           ETF   464287184         49       1,157 SH          SOLE                              1,157
ISHARES TR SP US PFD Total                ETF   464288687      1,756      47,836 SH          SOLE                             47,836
ISHARES TRUST - ISHARES MSCI ACWI EX
   US INDEX FUND Total                    ETF   464288240          2          59 SH          SOLE                                 59
ISHARES TRUST ISHARES MSCI VALUE INDEX
   FUND Total                             ETF   464288877      9,999     198,624 SH          SOLE                            198,624
J & J SNACK FOODS CORP Total              C     466032109          1          19 SH          SOLE                                 19
KNIGHT CAP GROUP INC COM Total            C     499005106          1          78 SH          SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
   CLASS A COMMON STOCK Total             C     577128101          2          53 SH          SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
   #BMG621851069 Total                    C     G62185106          1          53 SH          SOLE                                 53
MOTOROLA, INC. Total                      C     620076109          1         146 SH          SOLE                                146
NIKE INC CLASS B Total                    C     654106103          1          15 SH          SOLE                                 15
PLANTRONICS INC Total                     C     727493108          2          63 SH          SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP VALUE
   PORTFOLIO Total                        ETF   73935X708         35       2,065 SH          SOLE                              2,065
RADIANT SYSTEMS INC Total                 C     75025N102          1          76 SH          SOLE                                 76
SELECT SECTOR SPDR FD HEALTH CARE Total   ETF   81369Y209        133       4,268 SH          SOLE                              4,268
SPDR LEHMAN INT'L TREASURY BOND ETF
   Total                                  ETF   78464A516      8,866     156,002 SH          SOLE                            156,002
ST SPDR SP BRIC 40 Total                  ETF   78463X798        116       4,618 SH          SOLE                              4,618
VANGUARD DIVIDEND APPRECIATION VIPERS
   Total                                  ETF   921908844     12,848     274,175 SH          SOLE                            274,175
VANGUARD LARGE-CAP VIPERS Total           ETF   922908637      1,067      21,066 SH          SOLE                             21,066
VISA INC COM CL A Total                   C     92826C839          7          85 SH          SOLE                                 85
WELLS FARGO & CO NEW COM Total            C     949746101         92       3,404 SH          SOLE                              3,404
WISDOMETREE TR HIGH YIELDING EQUITY FD
   Total                                  ETF   97717W208      1,611      46,588 SH          SOLE                             46,588
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